SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2022
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

ADDITION INFORMATION — FINANCIAL STATEMENTS SCHEDULE II

H WORLD GROUP LIMITED

This financial information has been prepared in conformity with accounting principles generally accepted in the United States.

VALUATION AND QUALIFYING ACCOUNTS

	Balance at
	Beginning of	Charge to Costs and	Charge to Other	Charge Taken		Balance at
	Year	Expenses	Accounts	Against Allowance	Write off	End of Year

	(Renminbi in millions)
Allowance for accounts receivable, loan receivables and other financial assets:
2020	22	65	7	—	(7)	87
2021	87	105	—	—	(64)	128
2022	128	82	—	—	(7)	203
Valuation allowance for deferred tax assets

2020	152	249	—	(32)	—	369
2021	369	151	—	(37)	(17)	466
2022	466	338	—	(41)	(32)	731

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